Redeemable Convertible Preferred Stock (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Apr. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jun. 30, 2020	Apr. 30, 2020	Dec. 31, 2019	Apr. 30, 2019	Dec. 31, 2018	Feb. 28, 2018	Dec. 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Aug. 31, 2013	Jun. 30, 2012	May 31, 2011	Apr. 30, 2011
Temporary Equity [Line Items]
Preferred Stock Authorized	19,957,625		19,957,625					19,004,145
Redeemable convertible preferred stock, shares issued									409,574
Redeemable convertible preferred stock
Temporary Equity [Line Items]
Preferred Stock Authorized	19,957,625		19,957,625					19,004,145
Issued and Outstanding	18,736,936		18,446,525					15,589,723
Liquidation Preference	$ 206,971		$ 257,424					$ 183,650
Carrying Value	$ 356,696		$ 213,525					$ 153,892
Redeemable convertible preferred stock, shares issued	18,736,936		18,446,525					15,589,723
Series A-1
Temporary Equity [Line Items]
Preferred Stock Authorized	1,711,755		1,711,755					1,711,755
Issued and Outstanding	1,689,193		1,636,971	1,636,971				1,636,971		1,636,971
Liquidation Preference	$ 7,505		$ 7,273					$ 7,273
Carrying Value	$ 7,113		$ 6,176	$ 6,176				$ 6,176		$ 6,176
Redeemable convertible preferred stock, shares issued	1,689,193	52,222	1,636,971					1,636,971										1,636,971
Series A-2
Temporary Equity [Line Items]
Preferred Stock Authorized	1,161,254		1,161,254					1,161,254
Issued and Outstanding	1,161,254		1,161,254	1,161,254				1,161,254		1,161,254
Liquidation Preference	$ 3,030		$ 3,030					$ 3,030
Carrying Value	$ 3,033		$ 3,033	$ 3,033				$ 3,033		$ 3,033
Redeemable convertible preferred stock, shares issued	1,161,254		1,161,254					1,161,254									409,440
Series A-3
Temporary Equity [Line Items]
Preferred Stock Authorized	1,730,874		1,730,874					1,730,874
Issued and Outstanding	1,730,874		1,492,685	1,492,685				1,492,685		1,492,685
Liquidation Preference	$ 5,188		$ 4,474					$ 4,474
Carrying Value	$ 7,460		$ 4,463	$ 4,463				$ 4,463		$ 4,463
Redeemable convertible preferred stock, shares issued	1,730,874		1,492,685					1,492,685								1,017,648
Series A-4
Temporary Equity [Line Items]
Preferred Stock Authorized	2,159,022		2,159,022					2,159,022
Issued and Outstanding	1,450,529		1,450,529	1,439,352				1,439,352		1,439,352
Liquidation Preference	$ 4,347		$ 5,473					$ 5,430
Carrying Value	$ 2,602		$ 2,602	$ 2,466				$ 2,466		$ 2,466
Redeemable convertible preferred stock, shares issued	1,450,529		1,450,529					1,439,352							1,439,352
Series A-5
Temporary Equity [Line Items]
Preferred Stock Authorized	1,977,114		1,977,114					1,977,114
Issued and Outstanding	1,977,114		1,977,114	1,977,114				1,977,114		1,977,114
Liquidation Preference	$ 24,539		$ 24,536					$ 24,536
Carrying Value	$ 49,151		$ 24,991	$ 24,645				$ 24,536		$ 27,719
Redeemable convertible preferred stock, shares issued	1,977,114		1,977,114					1,977,114					33,949	1,450,265
Series Growth
Temporary Equity [Line Items]
Preferred Stock Authorized	2,538,274		2,538,274					2,538,274
Issued and Outstanding	2,538,274		2,538,274	2,538,274				2,538,274		2,538,274
Liquidation Preference	$ 31,500		$ 31,500					$ 31,500
Carrying Value	$ 63,381		$ 32,763	$ 32,198				$ 31,500		$ 35,587
Redeemable convertible preferred stock, shares issued	2,538,274		2,538,274					2,538,274				2,538,274
Series 2 Growth
Temporary Equity [Line Items]
Preferred Stock Authorized	2,370,803		2,370,803					2,370,803
Issued and Outstanding	2,370,803		2,370,803	2,370,803				2,370,803		1,570,909
Liquidation Preference	$ 30,370		$ 30,370					$ 30,370
Carrying Value	$ 59,223		$ 30,684	$ 30,370				$ 30,370		$ 22,024
Redeemable convertible preferred stock, shares issued	2,370,803		2,370,803					2,370,803	409,574		1,561,280
Series 3 Growth
Temporary Equity [Line Items]
Preferred Stock Authorized	6,308,529		6,308,529					5,355,049
Issued and Outstanding	5,818,895		5,818,895	5,818,895				2,973,270
Liquidation Preference	$ 100,492		$ 150,768					$ 77,037
Carrying Value	$ 164,733		$ 108,813	$ 105,234				$ 51,348
Redeemable convertible preferred stock, shares issued	5,818,895		5,818,895		868,558	1,158,077	818,990	2,973,270